CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Sep. 30, 2022		668,755	100,698
Balance, amount at Sep. 30, 2022	$ 63,782,326	$ 54,278,472	$ 4,231,055	$ 8,865,199	$ 524,723	$ 2,415,349	$ (6,532,472)
Issuance of ordinary shares for private placement, net, shares		350,467
Issuance of ordinary shares for private placement, net, amount	18,000,000	$ 18,000,000	0	0	0	0	0
Issuance of ordinary shares for acquisition, shares		293,984
Issuance of ordinary shares for acquisition, amount	18,373,771	$ 18,373,771	0	0	0	0	0
Issuance of ordinary shares and warrants, net, shares		502,322
Issuance of ordinary shares and warrants, net, amount	7,820,433	$ 7,820,433	0	0	0	0	0
Issuance of ordinary share for services, shares		66,667
Issuance of ordinary share for services, amount	1,100,000	$ 1,100,000	0	0	0	0	0
Net loss for the period	(4,171,178)	0	0	0	0	(4,171,178)	0
Appropriation to statutory reserve	0	0	0	0	8,537	(8,537)	0
Foreign currency translation gain	3,767,765	$ 0	$ 0	0	0	0	3,767,765
Balance, shares at Mar. 31, 2023		1,882,195	100,698
Balance, amount at Mar. 31, 2023	108,673,117	$ 99,572,676	$ 4,231,055	8,865,199	533,260	(1,764,366)	(2,764,707)
Balance, shares at Sep. 30, 2023		2,285,826	100,698
Balance, amount at Sep. 30, 2023	103,562,234	$ 101,922,676	$ 4,231,055	8,865,199	526,217	(3,211,885)	(8,771,028)
Net loss for the period	(2,955,367)	0	0	0	0	(2,955,367)	0
Appropriation to statutory reserve	0	0	0	0	1,417	(1,417)	0
Foreign currency translation gain	1,108,763	$ 0	0	0	0	0	1,108,763
Issuance of ordinary shares for convertible notes redemption, shares		691,610
Issuance of ordinary shares for convertible notes redemption, amount	960,000	$ 960,000	0	0	0	0	0
Issuance of ordinary shares for warrants exercised, shares		100,000
Issuance of ordinary shares for warrants exercised, amount	145,290	$ 145,290	0	0	0	0	0
Effect of reverse share split, shares		(250)
Effect of reverse share split, amount	(430)	$ (430)	$ 0	0	0	0	0
Balance, shares at Mar. 31, 2024		3,077,186	100,698
Balance, amount at Mar. 31, 2024	$ 102,820,490	$ 103,027,536	$ 4,231,055	$ 8,865,199	$ 527,634	$ (6,168,669)	$ (7,662,265)